CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.9%)
$1,764,848	AccessLex Institute, Series 2007-1, Class C, 1.39% (US0003M + 40 bps), 10/25/35*	$1,508,407
1,300,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 0.47% (US0001M + 30 bps), 1/25/36*	1,253,341
694,662	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	687,815
943	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(b)	943
272	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(b)	272
2,984	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.40% (US0001M + 22 bps), 1/15/34*	2,926
921,558	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.61%, 9/26/33*(b)	1,047,419
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 2.04% (US0001M + 188 bps), 11/25/34*	287,806
703,827	HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 1A1, 0.34% (US0001M + 17 bps), 3/25/36*	701,478
150	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	150
612,328	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.69%, 8/25/35*(b)	616,116
133,608	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	137,232
1,414,468	Residential Asset Mortgage Products, Inc., Series 2005-RS3, Class M3, 0.89% (US0001M + 72 bps), 3/25/35*	1,410,429
5,461	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.58%, 12/25/33*(b)	5,490
108,510	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(b)	103,474
655,326	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34*(b)	662,457
947,077	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 1.16% (US0003M + 27 bps), 10/28/37*(a)	793,169
Total Asset Backed Securities		9,218,924

Mortgage Backed Securities† (32.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.9%)
109,763	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.63%, 2/25/36*(b)	88,525
11,574	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.84%, 7/25/35*(b)	9,158
18,839	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.00% (12MTA + 131 bps), 7/20/35*	15,337

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$1,619	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.27% (US0001M + 10 bps), 10/25/36*	$1,173
7,759	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33*	7,730
5,501	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(b)	5,073
6,675	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.54%, 9/25/34*(b)	6,391
26,652	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.35%, 4/21/34*(b)	25,964
956,626	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.12%, 8/25/35*(b)	955,747
39,403	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.35%, 9/25/34*(b)	37,650
23,150	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.67%, 1/25/36*(b)	20,521
		1,173,269
Alt-A - Fixed Rate Mortgage Backed Securities (0.6%)
15,177	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	13,237
24,472	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	23,456
381	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	380
18,322	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	15,105
20,867	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	14,128
21,514	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	17,139
21,833	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	16,627
148,305	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	94,797
72,816	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	76,527
51,195	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	36,480
138	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	138
760	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	718
4,238	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	4,334
393,292	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	404,249

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$21,627	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	$23,325
3,540	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	3,669
1,667	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	1,657
246	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	245
5,590	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	5,388
36,881	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	32,888
44,644	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	24,026
32,081	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	25,477
17,522	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	16,765
		850,755
Prime Adjustable Rate Mortgage Backed Securities (3.6%)
11,146	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.06%, 3/25/35*(b)	11,038
6,440	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.12%, 5/25/35(b)	6,314
340,171	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36*(b)	100,912
2,250,977	Banc of America Funding Trust, Series 2015-R4, Class 8A1, 0.66% (US0001M + 17 bps), 1/27/35*(c)	2,215,993
9,041	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.76%, 2/25/36*(b)	8,126
6,178	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.90%, 11/20/46*(b)	5,601
5,394	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.13%, 6/25/34*(b)	5,036
9,293	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.42%, 9/25/33*(b)	8,646
21,238	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.25%, 10/25/36*(b)	20,077
7,464	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.27% (H15T1Y + 230 bps), 10/25/35*	7,280
5,238	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.29%, 1/25/35*(b)	4,785
7,637	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.31%, 9/25/34*(b)	7,042

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$22,571	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.29%, 3/25/31*(b)	$22,479
15,132	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.98%, 7/25/37*(b)	12,892
11,927	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.33%, 8/25/35(b)	11,223
210,604	Coast Savings & Loan Association, Series 1992-1, Class A, 2.99%, 7/25/22*(b)	210,901
272	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(b)	243
3,591	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.99%, 2/25/34*(b)	3,349
10,045	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.08%, 8/25/34*(b)	9,977
10,988	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.11%, 2/19/34*(b)	10,753
39,137	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.78%, 11/25/32*(b)	17,851
32,771	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.14%, 11/25/34*(b)	32,484
11,731	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.05%, 10/25/35*(b)	10,983
60,691	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.81%, 11/19/35*(b)	54,159
1,510,718	GSMSC Resecuritization Trust, Series 2015-5R, Class 1A, 0.63% (US0001M + 14 bps), 4/26/37(c)	1,504,325
14,692	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.84%, 11/25/35*(b)	14,220
35,981	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.01%, 4/25/35*(b)	33,731
75,942	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.81%, 1/19/35*(b)	72,699
8,843	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.16%, 12/19/35*(b)	8,154
11,655	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.42%, 9/25/36*(b)	11,793
28,496	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.67%, 7/25/36*(b)	22,492
42,140	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.73%, 8/25/36*(b)	31,022
14,364	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.87%, 8/25/34*(b)	13,708
28,264	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.07%, 8/25/34*(b)	27,150
2,594	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.87%, 8/25/36*(b)	2,239

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,742	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 3.89%, 7/25/35*(b)	$1,697
11,484	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 3.53%, 12/25/34*(b)	11,090
1,315	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.71%, 2/25/34*(b)	1,280
10,079	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.45%, 7/25/34*(b)	9,847
10,413	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.98%, 8/25/34*(b)	10,020
15,405	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.51%, 8/25/34*(b)	14,741
35,833	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.67%, 12/25/34*(b)	33,130
2,953	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.14%, 2/25/34*(b)	2,801
57,601	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.34%, 4/25/34*(b)	55,066
9,325	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.50%, 12/27/35*(b)	9,178
22,001	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.70%, 7/25/33*(b)	20,899
49,810	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.99%, 9/25/37*(b)	49,768
1,722	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.50%, 8/20/35*(b)	161
6,290	Washington Mutual, Series 2004-AR3, Class A2, 3.68%, 6/25/34*(b)	5,998
8,376	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.59% (US0001M + 42 bps), 7/25/44*	7,890
68,039	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.27%, 11/25/36*(b)	60,827
10,979	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.72%, 9/25/36*(b)	9,894
1,878	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.91%, 8/25/46*(b)	1,696
		4,845,660
Prime Fixed Mortgage Backed Securities (5.5%)
151,247	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45*(b)(c)	151,472
1,603,952	Citigroup Mortgage Loan Trust, Inc., Series 2014-C, Class A, 3.25%, 2/25/54*(b)(c)	1,611,076

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$17,632	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	$17,788
98,240	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	103,463
17,053	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	18,652
6,903	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	7,171
89,660	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	93,651
32,470	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	34,065
23,409	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	24,594
55,108	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	23,872
109,600	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	115,885
84,515	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57*(b)(c)	85,071
52,101	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	50,659
953	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	478
25,823	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	17,019
1,822,896	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47*(b)(c)	1,883,025
947,026	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(b)(c)	959,634
12,868	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	9,752
1,016,224	MFRA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/57*(b)(c)	1,017,985
2,411	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	2,403
8,896	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	8,236
14,539	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	15,280
516,861	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48*(b)(c)	521,891
483,761	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48*(b)(c)	487,667
100,019	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	104,852

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$5,214	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	$5,459
		7,371,100
Subprime Mortgage Backed Securities (3.0%)
731,559	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(b)(c)	739,612
774,815	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(b)(c)	785,974
1,479,601	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(b)(c)	1,500,733
973,960	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	999,044
		4,025,363
U.S. Government Agency Mortgage Backed Securities (19.3%)
381,858	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	371,526
221,782	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	226,961
524,294	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	532,817
509,545	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	517,834
378,402	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	385,342
229,195	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	232,045
231,750	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	234,912
180,944	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	186,009
256,099	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	260,165
34,210	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	34,594
2,064,781	Fannie Mae, Series 18-83, Class LC, 3.00%, 11/25/48	2,149,473
135,763	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	144,671
13,640	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	13,643
513,806	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	535,753
16,509	Fannie Mae, 3.33% (US0012M + 132 bps), 1/1/35, Pool #805386	17,125
3,439	Fannie Mae, 3.69% (H15T1Y + 187 bps), 12/1/22, Pool #303247	3,467
2,707	Fannie Mae, 4.06% (H15T1Y + 216 bps), 6/1/32, Pool #725286	2,721
921,630	Fannie Mae, Series 2003-W14, Class 2A, 4.28%, 1/25/43*(b)	974,732
2,097,893	Fannie Mae, Series 2003-W12, Class 3A, 4.38%, 3/25/43*(b)	2,258,130
42,300	Fannie Mae, 4.48% (H15T1Y + 229 bps), 2/1/30, Pool #556998	42,342
696,506	Fannie Mae, Series 2003-W16, Class AF5, 4.54%, 11/25/33*(b)	777,156
2,725,000	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34*	3,117,621

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$16,428	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(b)	$18,076
814	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	844
10,904	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(b)	11,640
9,704	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(b)	12,201
24	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	25
191	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	199
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,107
134,628	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	135,281
946,355	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	964,054
578,140	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	587,837
211,024	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	215,843
344,812	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	354,515
448,216	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	457,798
620,424	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	623,787
870,774	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	893,113
288,427	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	294,815
60,760	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	62,048
467,308	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	481,133
563,704	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	582,705
27,386	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	27,484
95,617	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	97,202
658,333	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	699,600
3,717	Freddie Mac, 3.34% (US0006M + 154 bps), 4/1/36, Pool #1N0148	3,823
432,099	Freddie Mac, Series T-67, Class 1A1C, 3.59%, 3/25/36*(b)	443,818
14,031	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	14,991
68,005	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	69,038
32	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	32
147	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	147
813	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	857
879	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	927
622	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	658

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$363,746	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	$372,582
4,843,043	Government National Mortgage Assoc., Series 2013-176, Class BE, 2.65%, 3/16/46*(b)	5,001,744
1,670	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	1,687
2,717	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	2,801
3,994	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/25, Pool #8585	4,136
1,255	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	1,276
3,422	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	3,471
924	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	935
2,233	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	2,317
5,154	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,193
11,621	Government National Mortgage Assoc., 3.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	12,121
100	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	110
77	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	82
31	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	32
237	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	242
		25,483,366
Total Mortgage Backed Securities		43,749,513

Corporate Bonds (10.2%)
Banks (4.4%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,539,675
1,500,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	1,550,856
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,057,593
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22	1,547,471
		5,695,595

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets (0.0%^)
$2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	$22,400
Diversified Telecommunication Services (1.3%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21	1,767,195
Interactive Media & Services (2.4%)
3,000,000	Baidu, Inc., 3.88%, 9/29/23, Callable 8/29/23 @ 100 *	3,194,043
Tobacco (1.8%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 *	2,458,109
Trading Companies & Distributors (0.3%)
447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (c)	429,782
Total Corporate Bonds		13,567,124

Taxable Municipal Bonds (1.0%)
Georgia (1.0%)
1,175,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,285,897
Total Taxable Municipal Bonds		1,285,897

U.S. Government Agency Securities (20.6%)
Federal Farm Credit Banks
4,000,000	1.22%, 5/5/28, Callable 5/5/22 @ 100 *	3,983,027
3,760,000	1.50%, 4/30/29, Callable 4/30/21 @ 100 *	3,738,498
4,000,000	1.68%, 4/29/30, Callable 4/29/21 @ 100 *	4,023,285
		11,744,810
Federal Home Loan Bank
2,800,000	2.00%, 5/4/35, Callable 5/4/21 @ 100 *	2,773,205
Federal Home Loan Banks
4,250,000	1.90%, 3/18/37, Callable 3/18/22 @ 100 *	4,063,334
4,855,000	2.07%, 4/2/32, Callable 10/2/20 @ 100 *	4,872,849
4,000,000	2.32%, 4/16/35, Callable 4/16/21 @ 100 *	4,002,122
		12,938,305
Total U.S. Government Agency Securities		27,456,320

U.S. Treasury Obligations (19.5%)
U.S. Treasury Notes
6,930,000	1.50%, 10/31/21	7,059,125
17,925,000	1.50%, 10/31/24	18,887,069
		25,946,194
Total U.S. Treasury Obligations		25,946,194

Investment in Affiliates (9.8%)
13,085,833	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(e)	13,085,833
Total Investment in Affiliates		13,085,833

Total Investments (Cost $133,419,680) - 100.9%		134,309,805
Liabilities in excess of other assets — (0.9)%		(1,261,161)
Net Assets - 100.0%		$133,048,644

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2020, illiquid securities were 1.1% of the Fund's net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (7.0%)
$305,907	AccessLex Institute, Series 2007-1, Class C, 1.39% (US0003M + 40 bps), 10/25/35*	$261,457
271,817	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52(a)	278,447
119,771	Exeter Automobiles Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22*(a)	120,009
300,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46*(a)	294,347
175,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45*(a)	177,569
300,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23*	302,925
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 1.97% (US0001M + 180 bps), 9/25/43*	489,682
200,388	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	202,613
Total Asset Backed Securities		2,127,049

Mortgage Backed Securities† (22.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.0%)
313,214	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.71% (US0001M + 54 bps), 8/25/35*	309,451
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
951	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	890
62,869	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	56,151
4,136	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	4,046
13,761	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	13,900
78,055	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	49,892
60,583	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.12%, 6/25/36*(b)	56,742
11,553	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	11,768
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	3,365
16,625	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	17,271
160	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	151
36,480	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	38,298
20,211	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	21,436
8,254	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	8,798
17,542	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	18,396

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$29,929	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	$31,969
6,857	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	6,916
2,316	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	2,427
29,050	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(b)	20,243
88,958	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	30,102
42,748	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.69%, 10/25/40*(a)(b)	39,605
218	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	164
4,844	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	4,557
12,926	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	11,919
29,610	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	20,599
45,216	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	33,660
57,276	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	46,779
50,304	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	49,139
		599,183
Prime Adjustable Rate Mortgage Backed Securities (1.1%)
7,974	Bank of America Funding Corp., Series 2004-B, Class 5A1, 4.25%, 11/20/34*(b)	7,498
6,941	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.96%, 11/25/34*(b)	6,813
2,749	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.04%, 10/25/33*(b)	2,731
11,446	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.22%, 2/25/34*(b)	10,222
5,581	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.08%, 8/25/34*(b)	5,543
16,472	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.06%, 4/25/37*(b)	13,692
5,242	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.65% (US0003M + 101 bps), 4/25/36*	4,930
29,853	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.01%, 2/25/35*(b)	28,405
25,037	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.02%, 10/25/36*(b)	21,146
235,480	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.34%, 9/25/35*(b)	219,723

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$861	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.50%, 8/20/35*(b)	$81
		320,784
Prime Fixed Mortgage Backed Securities (2.4%)
6,145	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35*(b)	5,578
15,851	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	11,064
8,362	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	8,620
8,640	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	9,257
4,654	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	4,718
2,415	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	2,378
9,491	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	7,465
4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99*	4,152
24,103	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	25,291
8,511	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	8,929
233,490	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(a)(b)	234,050
91,886	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56*(a)(b)	93,692
216,927	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34*	217,578
115	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	115
855	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	910
25,301	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	26,439
2,085	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	2,189
53,069	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	50,006
12,410	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	13,010
127	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	131
1,356	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	1,413
623	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	651
		727,636

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities (1.0%)
$96,674	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	$99,398
212,852	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	219,698
		319,096
U.S. Government Agency Mortgage Backed Securities (14.8%)
181	Fannie Mae, Series 1992-45, Class F, 0.51% (T7Y ), 4/25/22	180
47,732	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	46,441
78,483	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	79,204
276,320	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	284,244
216,599	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	222,233
63,067	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	64,224
102,440	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	104,066
122,217	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	127,479
17,105	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	17,297
211,001	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	220,025
309,688	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	317,835
258,239	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	279,213
125,581	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	133,821
3,410	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	3,411
214,193	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	218,489
277,490	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	294,206
236,464	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	268,318
1,950	Fannie Mae, 3.86% (US0012M + 186 bps), 1/1/37, Pool #906675	1,967
1,641	Fannie Mae, 4.02% (US0012M + 162 bps), 9/1/33, Pool #739372	1,651
144	Fannie Mae, 6.00%, 4/1/35, Pool #735503	167
42	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	42
1,011	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,183
11,477	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	13,871
472	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	576
876	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	917
193	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	199
30	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	31

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$202	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	$208
36	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	37
10	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	10
42	Freddie Mac, Series 1222, Class P, 0.24% (T10Y - 40 bps), 3/15/22*	42
33,657	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	33,820
132,435	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	134,911
112,536	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	114,326
271,504	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	274,713
160,090	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	163,636
107,589	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	110,624
293,366	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	307,782
102,406	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	105,858
147,762	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	157,463
109,430	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	112,036
13,700	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	13,759
614	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	628
1,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	1,003
245	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	248
1,128	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	1,179
1,103	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	1,191
25	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	25
1,365	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	1,542
144	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	148
1,411	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	1,475
2,081	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	2,194
26,394	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	26,667
77,946	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	79,839
62,046	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	63,006
34,403	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	35,390

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$45,443	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	$46,682
5,233	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	5,254
70	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	79
800	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	803
425	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	459
54	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	60
123	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	133
1,426	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,559
3,770	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	4,179
		4,504,258
Total Mortgage Backed Securities		6,780,408

Corporate Bonds (32.0%)
Banks (2.4%)
385,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	408,810
290,000	Wells Fargo & Co., 3.00%, 10/23/26	309,282
		718,092
Beverages (4.0%)
600,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100 *	653,368
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	308,444
240,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	264,917
		1,226,729
Capital Markets (2.8%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	312,589
925,350	Preferred Term Securities XX, Class B2, 1.19% (US0003M + 45 bps), 3/22/38, Callable 7/7/20 @ 100 *(a)	564,463
		877,052
Consumer Finance (2.2%)
650,000	Toyota Motor Credit Corp., 1.35%, 8/25/23, MTN	656,005
Diversified Financial Services (2.3%)
350,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	367,782
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100, MTN *	329,713
		697,495
Diversified Telecommunication Services (1.6%)
450,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	485,892
Electric Utilities (1.7%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	294,853
220,000	Georgia Power Co., 2.40%, 4/1/21, Callable 3/1/21 @ 100 *	222,900
		517,753

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Entertainment (1.8%)
$215,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	$217,848
300,000	Walt Disney Co. (The), 3.35%, 3/24/25	330,365
		548,213
Equity Real Estate Investment Trusts (0.7%)
196,199	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	205,010
Food Products (3.5%)
300,000	Archer-Daniels-Midland Co., 3.25%, 3/27/30, Callable 12/27/29 @ 100 *	339,284
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	388,632
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	340,265
		1,068,181
Health Care Providers & Services (1.4%)
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	413,021
Hotels, Restaurants & Leisure (1.3%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	407,580
Industrial Conglomerates (1.3%)
375,000	General Electric Co., 3.10%, 1/9/23	386,395
Insurance (2.0%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	311,496
300,000	New York Life Global Funding, 3.25%, 8/6/21 (a)	309,807
		621,303
Media (1.0%)
275,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100 *	306,478
Semiconductors & Semiconductor Equipment (0.7%)
225,000	Applied Materials, Inc., 1.75%, 6/1/30, Callable 3/1/30 @ 100 *	224,548
Technology Hardware, Storage & Peripherals (1.3%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	394,944
Total Corporate Bonds		9,754,691

Taxable Municipal Bonds (10.7%)
Alabama (1.0%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	317,652
California (2.1%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	620,305

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.5%)
$165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	$165,584
New York (2.0%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @100	313,734
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	311,892
		625,626
Rhode Island (1.5%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	423,648
Texas (1.0%)
300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	307,824
Utah (0.9%)
300,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @100	287,688
Wisconsin (1.7%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	489,519
Total Taxable Municipal Bonds		3,237,846

U.S. Treasury Obligations (23.0%)
U.S. Treasury Bills
1,000,000	0.15%, 10/1/20 (c)	999,441
U.S. Treasury Notes
600,000	0.50%, 3/15/23	605,273
3,166,000	1.38%, 10/15/22	3,255,662
1,983,000	2.00%, 4/30/24	2,118,712
		5,979,647
Total U.S. Treasury Obligations		6,979,088

Investment in Affiliates (4.7%)
1,427,917	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(d)	1,427,917
Total Investment in Affiliates		1,427,917

Total Investments (Cost $29,993,808) - 99.7%		30,306,999
Other assets in excess of liabilities — 0.3%		92,085
Net Assets - 100.0%		$30,399,084

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2020.
(c)	Rate represents the effective yield at purchase.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (5.6%)
$964,783	AccessLex Institute, Series 2007-1, Class C, 1.39% (US0003M + 40 bps), 10/25/35*	$824,596
75,117	American Credit Acceptance Receivables Trust, Series 2017-4, Class C, 2.94%, 1/10/24*(a)	75,153
23,893	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(b)	24,083
494,212	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52(a)	506,268
399,236	Exeter Automobiles Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22*(a)	400,031
1,000,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46*(a)	981,157
89	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(b)	89
415,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45*(a)	421,093
938,125	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(a)	962,003
42,547	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31*(a)	41,367
399,325	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51	408,229
498,525	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	504,061
Total Asset Backed Securities		5,148,130

Mortgage Backed Securities† (22.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.2%)
1,010,459	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.71% (US0001M + 54 bps), 8/25/35*	998,320
68,244	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.77%, 11/25/36*(b)	43,926
13,957	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(b)	13,595
		1,055,841
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
13,034	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	12,522
16,246	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	16,047
37,721	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	33,691
25,144	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	13,826
66,937	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	56,684
34,447	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	32,466

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$10,046	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	$10,437
27,223	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	19,357
190,301	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	112,055
200,945	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	130,633
10,679	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	10,842
3,662	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	3,651
25,434	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	25,489
50,771	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	51,916
45,600	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	47,873
20,211	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	21,436
23,350	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	23,458
4,058	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	4,251
11,073	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	11,348
18,466	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	17,027
223,361	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	181,967
129,573	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	82,936
		919,912
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
7,188	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.84%, 6/25/36*(b)	5,903
210,609	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.54%, 8/25/35*(b)	201,642
21,571	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.27%, 4/25/29*(b)	20,343
6,068	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.60%, 6/25/36*(b)	4,786
430	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.50%, 8/20/35*(b)	40
		232,714
Prime Fixed Mortgage Backed Securities (3.2%)
2,954	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,160
153,788	Chaseflex Trust, Series 2006-2, Class A5, 4.60%, 9/25/36*(b)	150,752
22,740	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	23,443

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	$4,185
44,094	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	43,846
6,949	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	7,235
6,716	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	7,081
85,851	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	56,163
104,337	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	48,176
666	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	607
148,663	Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 4/25/58*(a)(b)	150,090
120	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	127
778,301	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(a)(b)	780,170
2,167	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(b)	2,207
239,837	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(a)(b)	243,030
25,068	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.65%, 4/25/36*(b)	21,470
27,919	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	27,366
31,741	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	33,168
9,421	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*	9,615
124,547	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	123,700
186,682	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48*(a)(b)	188,199
37,434	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	7,960
248,039	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	242,064
8,137	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	8,582
55,996	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	58,504
671,126	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(a)(b)	694,724
		2,935,624
Subprime Mortgage Backed Securities (1.6%)
594,116	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(a)(b)	609,417

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$257,796	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	$265,061
603,081	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	622,477
		1,496,955
U.S. Government Agency Mortgage Backed Securities (15.3%)
213,965	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	219,017
130,805	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	132,006
361,750	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	370,497
653,222	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	671,953
678,756	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	693,341
340,562	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	346,807
261,554	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	270,185
346,093	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	356,349
128,050	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	130,083
622,257	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	645,032
204,231	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	213,024
340,367	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	354,875
34,210	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	34,594
158,251	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	165,019
954,561	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	1,032,091
135,763	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	144,671
3,410	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	3,411
651,525	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	689,294
157,615	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	165,436
556,921	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	590,470
803,979	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	912,283
929,037	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(b)	1,068,268
11,803	Fannie Mae, 3.93% (H15T1Y + 231 bps), 12/1/27, Pool #422279	11,931
46,803	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	50,589
337	Fannie Mae, 5.00%, 8/1/33, Pool #730856	387
178	Fannie Mae, 5.00%, 7/1/35, Pool #832198	203
230	Fannie Mae, 5.50%, 2/1/33, Pool #683351	263

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$138	Fannie Mae, 5.50%, 9/1/34, Pool #725773	$161
2,173	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	2,445
1,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	1,082
4,528	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	4,794
1,655	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	1,725
34,792	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.03%, 8/25/42*(b)	36,659
16,720	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(b)	19,246
74,046	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	74,405
225,071	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	228,651
118,832	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	120,340
206,887	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	212,709
179,314	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	184,373
700,495	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	721,219
208,047	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	215,696
436,871	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	451,596
221,643	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	236,195
260,102	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	275,334
188,098	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	204,893
66,590	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	71,494
4,232	Freddie Mac, 3.62% (H15T1Y + 213 bps), 4/1/24, Pool #409624	4,258
1,196	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	1,275
217	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	241
1,725	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,955
1,042	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,233
12,456	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	14,136
514	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	560
1,490	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	1,558
168,882	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	172,984
495,970	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	526,805
186,784	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	200,112

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$733,808	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	$766,913
31,816	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	34,231
1,952	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	2,045
9,732	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	10,986
3,640	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	3,894
84	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	84
		14,078,366
Total Mortgage Backed Securities		20,719,412

Corporate Bonds (30.5%)
Banks (2.9%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,401,634
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,386,439
		2,788,073
Beverages (3.1%)
1,000,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100 *	1,088,947
745,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *	848,762
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	883,057
		2,820,766
Capital Markets (1.8%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,401,262
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100 *	217,905
		1,619,167
Diversified Financial Services (1.7%)
600,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	630,483
850,000	Korea Development Bank, 2.75%, 3/19/23	887,588
		1,518,071
Diversified Telecommunication Services (1.7%)
1,250,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	1,527,975
Electric Utilities (1.2%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	1,072,192
Entertainment (0.8%)
715,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	724,470
Equity Real Estate Investment Trusts (0.3%)
294,299	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	307,514
Food Products (3.7%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	1,138,134
1,150,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100 *	1,365,997

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Food Products, continued:
$825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	$935,729
		3,439,860
Health Care Providers & Services (3.3%)
925,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	954,853
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	1,068,963
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	993,483
		3,017,299
Hotels, Restaurants & Leisure (0.9%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	286,350
555,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	583,446
		869,796
Industrial Conglomerates (1.3%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,154,034
Insurance (2.4%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,142,151
1,000,000	New York Life Global Funding, 2.88%, 4/10/24 (a)	1,070,894
		2,213,045
IT Services (1.2%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,140,742
Semiconductors & Semiconductor Equipment (1.2%)
700,000	Applied Materials, Inc., 1.75%, 6/1/30, Callable 3/1/30 @ 100 *	698,594
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	359,771
		1,058,365
Specialty Retail (1.4%)
1,000,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	1,203,608
Technology Hardware, Storage & Peripherals (1.6%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,466,935
Total Corporate Bonds		27,941,912

Taxable Municipal Bonds (10.9%)
Georgia (2.2%)
1,955,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,139,512
Kentucky (0.8%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	743,880
Missouri (0.3%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	235,832

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
New York (1.5%)
$1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	$1,346,096
Oklahoma (2.6%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	524,095
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,795,794
		2,319,889
Pennsylvania (1.4%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,290,431
Texas (2.1%)
740,000	Country of Galveston Texas, Build America Bonds, GO, 5.91%, 2/1/29	876,767
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	1,000,098
		1,876,865
Total Taxable Municipal Bonds		9,952,505

U.S. Government Agency Securities (1.1%)
Federal Farm Credit Bank
1,000,000	1.35%, 4/21/26, Callable 7/21/20 @ 100 *	999,999
Total U.S. Government Agency Securities		999,999

U.S. Treasury Obligations (23.6%)
U.S. Treasury Bonds
6,075,000	2.25%, 8/15/46	7,204,096
U.S. Treasury Notes
6,314,000	1.38%, 10/15/22	6,492,814
3,522,000	2.00%, 4/30/24	3,763,037
3,683,000	2.25%, 2/15/27	4,115,753
		14,371,604
Total U.S. Treasury Obligations		21,575,700

Investment Companies (1.1%)

7,710	iShares Iboxx $ Investment Grade Corporate Bond ETF	1,017,874
Total Investment Companies		1,017,874

Investment in Affiliates (5.7%)
5,232,195	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(c)	5,232,195
Total Investment in Affiliates		5,232,195

Total Investments (Cost $87,150,274) - 101.1%		92,587,727
Liabilities in excess of other assets — (1.1)%		(1,002,670)
Net Assets - 100.0%		$91,585,057

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2020.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.0%)
$32,250	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$31,437
45,975	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57*(a)(b)	46,602
310,536	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A2, 1.47% (US0001M + 130 bps), 3/25/37*	306,593
34,542	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32*	35,114
58,976	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35*(a)	58,986
11,103	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35*(a)	11,173
81,877	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF4, 5.21%, 3/25/34*(a)	82,092
50,000	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.30%, 11/25/34*(a)	50,855
359,359	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 2.27% (US0001M + 210 bps), 7/25/34*	355,028
102,725	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AV1B, 0.43% (US0001M + 26 bps), 7/25/35*	102,648
36,877	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.67%, 12/25/34*(a)	37,810
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	50,435
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34*(a)	149,178
Total Asset Backed Securities		1,317,951

Mortgage Backed Securities† (30.5%)
Alt-A - Fixed Rate Mortgage Backed Securities (7.1%)
28,211	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	28,333
22,302	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34*	23,050
25,652	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34*	26,556
125,107	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	130,177
77,255	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	79,283
47,660	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	49,018
15,863	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34*	16,214
132,363	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34*	138,372
156,034	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33*	163,277

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$52,265	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34*	$54,359
330,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	333,804
94,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33*	95,582
25,967	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.15%, 2/25/34*(a)	27,139
		1,165,164
Prime Adjustable Rate Mortgage Backed Securities (2.9%)
68,258	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 3.62%, 8/25/34*(a)	64,706
129,297	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 4.94%, 8/25/33*(a)	131,513
56,975	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 3.82%, 9/25/34*(a)	56,349
42,475	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 3.89%, 7/25/34*(a)	42,192
175,357	Winwater Mortgage Loan Trust, Series 2014-1, Class A1, 3.84%, 6/20/44*(a)(b)	180,096
		474,856
Prime Fixed Mortgage Backed Securities (11.9%)
173,670	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34*	180,113
22,923	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	24,163
10,568	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	10,375
12,489	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	12,479
158,714	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35*	166,333
40,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34*	41,063
130,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34*	129,751
55,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34*	53,083
322,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35*	325,850
178,789	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34*	178,732
67,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	70,104
69,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	73,040
119,831	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43*(a)(b)	119,297
51,532	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47*(a)(b)	52,350

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$72,803	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	$75,596
157,227	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34*	156,553
52,730	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47*(a)(b)	53,253
40,678	JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47*(a)(b)	41,197
96,346	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43*(a)	96,024
97,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	100,278
		1,959,634
U.S. Government Agency Mortgage Backed Securities (8.6%)
124,603	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	128,341
109,876	Fannie Mae, Series 2003-W14, Class 2A, 4.28%, 1/25/43*(a)	116,207
230,421	Fannie Mae, Series 2003-W13, Class AF5, 4.74%, 10/25/33*(a)	259,234
166,470	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34*	190,849
70,770	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	72,058
143,913	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46*	148,312
483,521	Government National Mortgage Assoc., Series 2013-176, Class BE, 2.65%, 3/16/46*(a)	499,365
		1,414,366
Total Mortgage Backed Securities		5,014,020

Corporate Bonds (5.6%)
Sovereign Bond (2.8%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22 @ 100, MTN *	459,215
Tobacco (2.8%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100 *	233,094

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Tobacco, continued:
$156,000	Philip Morris International, Inc., 6.38%, 5/16/38	$227,960
		461,054
Total Corporate Bonds		920,269

U.S. Government Agency Securities (22.0%)
Federal Farm Credit Bank
150,000	2.00%, 5/14/40, Callable 5/14/25 @ 100 *	149,628
400,000	2.12%, 6/4/40, Callable 6/4/21 @ 100 *	400,164
230,000	2.13%, 5/21/40, Callable 5/21/21 @ 100 *	230,004
955,000	2.35%, 4/16/35, Callable 4/16/21 @ 100 *	952,120
		1,731,916
Federal Home Loan Bank
375,000	1.78%, 5/4/35, Callable 5/4/23 @ 100 *	371,810
220,000	1.92%, 6/4/37, Callable 6/4/21 @ 100 *	220,095
220,000	1.95%, 6/3/36, Callable 12/3/20 @ 100 *	220,050
285,000	2.00%, 5/4/35, Callable 5/4/21 @ 100 *	282,273
160,000	2.30%, 5/11/45, Callable 5/11/21 @ 100 *	159,334
640,000	2.70%, 8/10/35, Callable 6/10/20 @ 100 *	638,553
		1,892,115
Total U.S. Government Agency Securities		3,624,031

U.S. Treasury Obligations (19.7%)
U.S. Treasury Bonds
1,630,000	1.13%, 5/15/40	1,616,629
1,680,000	1.25%, 5/15/50	1,616,475
		3,233,104
Total U.S. Treasury Obligations		3,233,104

Investment in Affiliates (28.3%)
4,660,330	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(c)	4,660,330
Total Investment in Affiliates		4,660,330

Total Investments (Cost $18,611,396) - 114.1%		18,769,705
Liabilities in excess of other assets — (14.1)%		(2,323,289)
Net Assets - 100.0%		$16,446,416

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2020.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (95.6%)
Alaska (3.1%)
$1,000,000	City of Valdez Alaska Revenue, Series C, 0.03%, 12/1/29, Continuously Callable @100, GTY(a)	$1,000,000
Arizona (1.6%)
500,000	City of Tucson Arizona, 4.00%, 7/1/20, AGM	501,220
Colorado (4.6%)
1,150,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 0.14%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	1,150,000
325,000	Colorado State Education Loan Program Revenue, Series A, 3.00%, 6/29/20	325,629
		1,475,629
Connecticut (2.9%)
700,000	State of Connecticut Special Tax Revenue Revenue, Series A, 5.00%, 9/1/20	707,322
225,000	State of Connecticut, GO, Series F, 5.00%, 11/15/20	229,437
		936,759
Florida (3.3%)
1,050,000	Palm Beach County Revenue, 0.14%, 7/1/32, Callable 7/1/20 @ 100, Northern Trust Co*(a)	1,050,000
Illinois (8.8%)
1,100,000	Channahon Illinois, Morris Hospital Revenue, 0.14%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	1,100,000
1,095,000	Illinois State Finance Authority Revenue, Series C, 0.11%, 2/15/33, Continuously Callable @100, Northern Trust Co.(a)	1,095,000
250,000	Knox & Warren Counties Community Unit School District No 205 Galesburg, GO, Series B, 4.00%, 12/1/20	254,365
170,000	Sycamore Park District, GO, Series A, 2.00%, 12/15/20, BAM	171,418
200,000	Village of Morton Grove Illinois, GO, 5.00%, 12/15/20	205,098
		2,825,881
Indiana (1.3%)
415,000	Lafayette School Corp., GO, 4.00%, 7/15/20, ST INTERCEPT	416,528
Iowa (0.8%)
250,000	College Community School District, GO, Series B, 3.00%, 6/1/20	250,011
Kansas (3.0%)
440,000	City of Wichita Kansas, GO, Series 824, 4.50%, 6/1/20	440,038
500,000	Riley County Unified School District No 383 Manhattan-Ogden, GO, 3.00%, 9/1/20	502,980
		943,018
Kentucky (2.5%)
300,000	Hardin County School District Finance Corp. Revenue, Series B, 2.00%, 6/1/20, ST INTERCEPT	300,004

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Kentucky, continued:
$135,000	Kenton County School District Finance Corp. Revenue, 2.50%, 6/1/20, ST INTERCEPT	$135,003
215,000	Letcher County School District Finance Corp. Revenue, 3.00%, 6/1/20, ST INTERCEPT	215,008
160,000	Trigg County School District Finance Corp. Revenue, 2.25%, 11/1/20, ST INTERCEPT	161,003
		811,018
Louisiana (2.9%)
935,000	Louisiana Public Facilities Authority Revenue, Series B-3, 0.15%, 7/1/47, Continuously Callable @100, BNY(a)	935,000
Minnesota (3.4%)
1,100,000	City of Minneapolis MN Revenue, Series B, 0.12%, 12/1/27, Callable 7/1/20 @ 100*(a)	1,100,000
Mississippi (2.5%)
800,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Series C, 0.06%, 12/1/30, Callable 7/1/20 @ 100, GTY*(a)	800,000
Missouri (2.5%)
800,000	Missouri Public Utilities Commission Revenue, 1.50%, 3/1/21, Continuously Callable @100	802,087
Nevada (3.9%)
1,000,000	County of Clark Nevada Industrial Development Revenue, Series A, 0.16%, 12/1/39, Continuously Callable @100, Bank of America(a)	1,000,000
250,000	County of Clark NV Revenue, 5.00%, 7/1/20	250,842
		1,250,842
New Jersey (1.7%)
539,000	Township of Freehold New Jersey, GO, 1.50%, 10/15/20	541,048
New Mexico (2.4%)
160,000	Albuquerque Bernalillo County Water Utility Authority Revenue, 5.00%, 7/1/20	160,543
345,000	City of Las Cruces NM Revenue, 4.00%, 6/1/20	345,018
250,000	The University of New Mexico Revenue, Series C, 5.00%, 6/1/20	250,024
		755,585
Ohio (14.3%)
499,000	American Municipal Power, Inc. Revenue, 2.25%, 8/13/20	500,821
215,000	American Municipal Power, Inc. Revenue, 2.25%, 1/22/21	215,983
500,000	American Municipal Power, Inc. Revenue, 3.00%, 4/28/21	507,055
400,000	City of Cuyahoga Falls Ohio, GO, 2.00%, 11/19/20	403,092
700,000	City of Vandalia Ohio, GO, 2.13%, 9/2/20	703,227
473,435	City of Willowick Ohio, GO, 2.00%, 2/18/21	478,558
485,000	County of Lake Ohio, GO, 2.00%, 10/15/20	488,026

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Ohio, continued:
$500,000	County of Trumbull Ohio, GO, 2.25%, 7/23/20	$501,212
215,000	Liberty Community Infrastructure Financing Authority, 4.00%, 12/1/20	218,440
500,000	Shelby City School District Revenue, 4.00%, 11/1/20	507,370
		4,523,784
Oklahoma (0.4%)
115,000	Cleveland County Educational Facilities Authority Revenue, 4.00%, 9/1/20	115,983
Pennsylvania (3.1%)
1,000,000	Philadelphia Pennsylvania, GO, Series B, 0.13%, 8/1/31, Continuously Callable @100, Barclays Bank(a)	1,000,000
South Dakota (0.3%)
100,000	Custer School District 16-1, GO, 3.00%, 8/1/20, State Aid Withholding	100,440
Tennessee (3.7%)
1,000,000	Clarksville Tennessee Public Building Authority Revenue, 0.09%, 11/1/35, Callable 7/1/20 @ 100, Bank of America*(a)	1,000,000
200,000	Montgomery Country Public Building Authority Revenue, 0.09%, 2/1/36, Callable 7/1/20 @ 100, Bank of America*(a)	200,000
		1,200,000
Texas (17.9%)
1,170,000	Austin Texas Hotel Occupancy Tax Revenue, 0.18%, 11/15/29, Continuously Callable @100, JPM(a)	1,170,000
375,000	Cibolo Canyons Special Improvement District, GO, Series A, 5.00%, 8/15/20, AGM	378,000
1,150,000	City of Houston Texas Airport System Revenue, 0.16%, 7/1/30, Continuously Callable @100, Barclays Bank(a)	1,150,000
230,000	Crosby Municipal Utility District, GO, 2.00%, 8/15/20, BAM	230,543
570,000	El Paso Downtown Development Corp. Revenue, 4.00%, 8/15/20	572,708

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$215,000	Fort Bend County Municipal Utility District No 134D, GO, 4.00%, 9/1/20, AGM	$216,570
185,000	Galveston County Municipal Utility District No 14, GO, 1.75%, 10/1/20, BAM	185,622
125,000	Paseo del Este Municipal Utility District No 10, GO, 4.00%, 8/15/20, Capital Markets Assurance Corp.	125,813
100,000	Remington Municipal Utility District No 1, GO, 3.00%, 9/1/20, AGM	100,559
185,000	Reunion Ranch Water Control & Improvement District, GO, 2.00%, 8/15/20, AGM	185,361
830,000	State of Texas Revenue, 4.00%, 8/27/20	837,585
240,000	Sunfield Municipal Utility District No 1, GO, 4.00%, 9/1/20, AGM	241,752
275,000	Travis County Municipal Utility District No 18, GO, 2.00%, 9/1/20, BAM	275,655
		5,670,168
Wisconsin (2.8%)
135,000	City of Onalaska Wisconsin, GO, 3.00%, 10/1/20	136,207
675,000	County of Green Wisconsin, GO, Series A, 3.00%, 12/1/20	683,944
100,000	Village of Osceola Wisconsin, GO, 3.00%, 6/1/20, AGM	100,004
		920,155
Wyoming (1.9%)
600,000	County of Lincoln Wyoming Revenue, 0.07%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	600,000
Total Municipal Bonds		30,525,156

Investment in Affiliates (3.7%)
1,172,534	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(b)	1,172,534
Total Investment in Affiliates		1,172,534

Total Investments (Cost $31,656,167) - 99.3%		31,697,690
Other assets in excess of liabilities — 0.7%		208,782
Net Assets - 100.0%		$31,906,472

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2020.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
BNY	Bank of New York Mellon
GO	General Obligation
GTY	Guarantor Agreement
JPM	J.P. Morgan Chase Bank

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (50.5%)
Aerospace & Defense (0.9%)
146	BWX Technologies, Inc.	$9,135
394	General Dynamics Corp.	57,851
71	HEICO Corp.	7,154
163	HEICO Corp., Class A	13,684
517	L3Harris Technologies, Inc.	103,116
289	Lockheed Martin Corp.	112,258
155	Northrop Grumman Corp.	51,956
415	Raytheon Technologies Corp.	26,776
564	Spirit AeroSystems Holdings, Inc., Class A	12,222
22	Teledyne Technologies, Inc.(a)	8,231
32	The Boeing Co.	4,667
188	Vectrus, Inc.(a)	10,325
		417,375
Air Freight & Logistics (0.1%)
304	Expeditors International of Washington, Inc.	23,216
Airlines (0.0%^)
597	JetBlue Airways Corp.(a)	6,012
Auto Components (0.2%)
1,765	BorgWarner, Inc.	56,745
1,238	Gentex Corp.	32,733
183	Lear Corp.	19,407
		108,885
Automobiles (0.0%^)
6	Tesla, Inc.(a)	5,010
Banks (2.1%)
3,520	Bank of America Corp.	84,902
1,314	CIT Group, Inc.	23,836
597	Citigroup, Inc.	28,602
710	Commerce Bancshares, Inc.	45,248
416	East West Bancorp, Inc.	14,539
35	First Citizens Bancshares, Inc.	13,475
610	First Horizon National Corp.	5,704
110	First Republic Bank	11,899
3,934	JPMorgan Chase & Co.	382,819
73	M&T Bank Corp.	7,713
576	People's United Financial, Inc.	6,595
174	Preferred Bank/Los Angeles CA	6,537
115	SVB Financial Group(a)	24,696
460	The PNC Financial Services Group, Inc.	52,458
1,711	Truist Financial Corp.	62,931
2,254	U.S. Bancorp	80,152
3,337	Wells Fargo & Co.	88,330
473	Western Alliance Bancorp	18,045
		958,481
Beverages (1.0%)
527	Molson Coors Brewing Co., Class B	20,005
247	Monster Beverage Corp.(a)	17,762
1,876	PepsiCo, Inc.	246,788
26	The Boston Beer Co, Inc., Class A(a)	14,683
3,149	The Coca-Cola Co.	146,995
		446,233
Biotechnology (1.6%)
1,248	AbbVie, Inc.	115,652
803	Amgen, Inc.	184,448
64	Biogen, Inc.(a)	19,654
168	BioSpecifics Technologies Corp.(a)	10,450
218	Eagle Pharmaceuticals, Inc.(a)	11,175
1,780	Exelixis, Inc.(a)	43,984
1,779	Gilead Sciences, Inc.	138,460

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Biotechnology, continued:
269	Incyte Corp.(a)	$27,414
190	Ionis Pharmaceuticals, Inc.(a)	10,680
150	Neurocrine Biosciences, Inc.(a)	18,714
72	Regeneron Pharmaceuticals, Inc.(a)	44,122
440	Vertex Pharmaceuticals, Inc.(a)	126,702
		751,455
Building Products (0.3%)
411	Allegion PLC	40,977
92	Armstrong World Industries, Inc.	6,936
427	Builders FirstSource, Inc.(a)	8,886
146	CSW Industrials, Inc.	10,448
123	Lennox International, Inc.	26,302
190	Patrick Industries, Inc.	9,855
125	Simpson Manufacturing Co, Inc.	10,008
147	Trane Technologies PLC	13,261
101	Trex Co, Inc.(a)	12,132
		138,805
Capital Markets (2.2%)
323	Ameriprise Financial, Inc.	45,243
141	BlackRock, Inc.	74,538
714	CME Group, Inc.	130,377
131	Cohen & Steers, Inc.	8,325
598	Evercore, Inc.	32,956
582	GAMCO Investors, Inc., Class A	7,519
168	Houlihan Lokey, Inc.	10,161
879	Intercontinental Exchange, Inc.	85,483
192	INTL. FCStone, Inc.(a)	9,794
614	LPL Financial Holdings, Inc.	43,833
64	Moody's Corp.	17,114
174	Morgan Stanley	7,691
74	Morningstar, Inc.	11,346
363	MSCI, Inc., Class A	119,373
507	Nasdaq, Inc.	60,059
123	Northern Trust Corp.	9,718
361	S&P Global, Inc.	117,332
361	SEI Investments Co.	19,573
162	Stifel Financial Corp.	7,729
371	T. Rowe Price Group, Inc.	44,854
522	The Bank of New York Mellon Corp.	19,403
739	The Charles Schwab Corp.	26,537
517	The Goldman Sachs Group, Inc.	101,585
		1,010,543
Chemicals (0.5%)
473	AdvanSix, Inc.(a)	5,600
186	Air Products & Chemicals, Inc.	44,947
786	Axalta Coating Systems, Ltd.(a)	18,164
1,056	CF Industries Holdings, Inc.	31,015
79	Chase Corp.	7,872
1	Corteva, Inc.	27
347	Dow, Inc.	13,394
396	Ecolab, Inc.	84,183
180	Hawkins, Inc.	7,722
79	Innospec, Inc.	6,090
58	International Flavors & Fragrances, Inc.	7,725
322	Trinseo SA	6,627
153	Westlake Chemical Corp.	7,298
		240,664
Commercial Services & Supplies (0.5%)
396	Cintas Corp.	98,192
4,233	Covanta Holding Corp.	38,097
283	IAA, Inc.(a)	11,603
667	Kimball International, Inc., Class B	7,464

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Commercial Services & Supplies, continued:
628	Waste Management, Inc.	$67,039
		222,395
Communications Equipment (0.6%)
289	Arista Networks, Inc.(a)	67,470
3,248	Cisco Systems, Inc.	155,319
229	Palo Alto Networks, Inc.(a)	53,877
		276,666
Construction & Engineering (0.1%)
418	Jacobs Engineering Group, Inc.	35,120
690	Sterling Construction Co, Inc.(a)	6,245
		41,365
Consumer Finance (0.4%)
424	American Express Co.	40,310
232	Capital One Financial Corp.	15,785
38	Credit Acceptance Corp.(a)	14,053
189	Discover Financial Services	8,979
463	Enova International, Inc.(a)	6,551
2,777	Navient Corp.	20,661
872	Onemain Holdings, Inc.	20,344
488	Santander Consumer USA Holdings, Inc.	8,067
3,008	Synchrony Financial	61,273
117	World Acceptance Corp.(a)	7,781
		203,804
Containers & Packaging (0.4%)
247	AptarGroup, Inc.	27,513
490	Ball Corp.	34,917
1,221	Berry Global Group, Inc.(a)	54,835
482	Packaging Corp. of America	48,880
138	UFP Technologies, Inc.(a)	6,239
		172,384
Distributors (0.1%)
422	Core-Mark Holding Co, Inc.	11,808
150	Genuine Parts Co.	12,512
96	Pool Corp.	25,825
		50,145
Diversified Consumer Services (0.2%)
259	Bright Horizons Family Solutions, Inc.(a)	28,977
918	H&R Block, Inc.	15,606
563	K12, Inc.(a)	13,861
648	ServiceMaster Global Holdings, Inc.(a)	21,319
		79,763
Diversified Financial Services (0.4%)
680	Berkshire Hathaway, Inc., Class B(a)	126,194
357	Jefferies Financial Group, Inc.	5,230
775	Voya Financial, Inc.	34,914
		166,338
Diversified Telecommunication Services (0.6%)
3,626	AT&T, Inc.	111,898
2,694	Verizon Communications, Inc.	154,582
		266,480
Electric Utilities (0.7%)
245	Alliant Energy Corp.	12,093
187	Eversource Energy	15,652
821	Exelon Corp.	31,453
371	NextEra Energy, Inc.	94,812
1,582	OGE Energy Corp.	49,548
465	Pinnacle West Capital Corp.	36,224
152	Portland General Electric Co.	7,161
2,041	PPL Corp.	57,025
		303,968

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electrical Equipment (0.3%)
232	Acuity Brands, Inc.	$19,987
145	AMETEK, Inc.	13,298
729	Emerson Electric Co.	44,483
242	Regal-Beloit Corp.	19,249
128	Rockwell Automation, Inc.	27,668
		124,685
Electronic Equipment, Instruments & Components (0.7%)
599	Amphenol Corp., Class A	57,839
1,133	CDW Corp.	125,662
1,970	Corning, Inc.	44,896
178	Insight Enterprises, Inc.(a)	9,124
555	Keysight Technologies, Inc.(a)	60,012
179	National Instruments Corp.	6,931
388	Sanmina Corp.(a)	10,325
		314,789
Energy Equipment & Services (0.0%^)
253	Cactus, Inc., Class A	4,827
570	Matrix Service Co.(a)	6,282
		11,109
Entertainment (0.6%)
125	Netflix, Inc.(a)	52,466
1,931	The Walt Disney Co.	226,507
		278,973
Equity Real Estate Investment Trusts (2.3%)
2,066	American Homes 4 Rent, Class A	52,146
266	American Tower Corp.	68,673
663	Apartment Investment & Management Co.	24,445
79	AvalonBay Communities, Inc.	12,325
1,565	Columbia Property Trust, Inc.	19,922
796	Corporate Office Properties Trust	19,876
672	Crown Castle International Corp.	115,691
1,729	CubeSmart	49,207
700	Digital Reality Trust, Inc.	100,491
426	Douglas Emmett, Inc.	12,507
1,899	Duke Realty Corp.	65,478
605	Equity LifeStyle Properties, Inc.	37,692
700	Equity Residential	42,392
42	Essex Property Trust, Inc.	10,196
698	Extra Space Storage, Inc.	67,532
2,939	Host Hotels & Resorts, Inc.	35,092
489	JBG SMITH Properties	14,538
740	Lamar Advertising Co.	49,062
845	Lexington Realty Trust	8,213
58	Mid-America Apartment Communities, Inc.	6,749
1,701	Park Hotels & Resorts, Inc.	16,721
413	Prologis, Inc.	37,790
57	PS Business Parks, Inc.	7,617
348	Public Storage	70,554
170	Realty Income Corp.	9,403
708	RLJ Lodging Trust	7,299
198	Simon Property Group, Inc.	11,425
388	SL Green Realty Corp.	16,343
576	The GEO Group, Inc.	6,900
466	Vici Properties, Inc.	9,143
262	Weingarten Realty Investors	4,685
466	Welltower, Inc.	23,612
615	Xenia Hotels & Resorts, Inc.	5,535
		1,039,254
Food & Staples Retailing (0.7%)
339	Costco Wholesale Corp.	104,571

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food & Staples Retailing, continued:
249	Ingles Markets, Inc., Class A	$10,610
216	Performance Food Group Co.(a)	5,756
288	Sysco Corp.	15,886
339	Walgreens Boots Alliance, Inc.	14,557
1,287	Wal-Mart Stores, Inc.	159,666
		311,046
Food Products (1.0%)
363	General Mills, Inc.	22,884
1,325	Hormel Foods Corp.	64,701
671	Ingredion, Inc.	56,518
119	John B Sanfilippo & Son, Inc.	10,346
556	Kellogg Co.	36,312
241	Lamb Weston Holdings, Inc.	14,474
59	Lancaster Colony Corp.	9,054
78	McCormick & Co. , Inc/MD	13,662
2,652	Mondelez International, Inc., Class A	138,223
93	The Hershey Co.	12,618
903	Tyson Foods, Inc., Class A	55,480
		434,272
Gas Utilities (0.1%)
103	Atmos Energy Corp.	10,586
101	ONE Gas, Inc.	8,481
1,136	UGI Corp.	36,171
		55,238
Health Care Equipment & Supplies (1.9%)
924	Abbott Laboratories	87,706
35	ABIOMED, Inc.(a)	7,837
119	Align Technology, Inc.(a)	29,229
816	Baxter International, Inc.	73,448
144	Becton, Dickinson & Co.	35,558
650	Danaher Corp.	108,296
152	Dentsply Sirona, Inc.	7,071
333	Edwards Lifesciences Corp.(a)	74,832
843	Hill-Rom Holdings, Inc.	85,708
962	Hologic, Inc.(a)	50,986
153	IDEXX Laboratories, Inc.(a)	47,259
59	Intuitive Surgical, Inc.(a)	34,222
1,039	Medtronic PLC	102,424
90	ResMed, Inc.	14,474
61	STERIS PLC	10,119
151	Teleflex, Inc.	54,792
35	The Cooper Cos., Inc.	11,094
681	Zynex, Inc.(a)	13,211
		848,266
Health Care Providers & Services (1.2%)
57	Amedisys, Inc.(a)	10,947
133	AMN Healthcare Services, Inc.(a)	5,900
311	Anthem, Inc.	91,468
332	Centene Corp.(a)	21,995
120	Chemed Corp.	57,421
56	HCA Healthcare, Inc.	5,986
172	Magellan Health, Inc.(a)	12,898
169	Molina Healthcare, Inc.(a)	31,404
178	National Research Corp.	10,096
453	RadNet, Inc.(a)	7,719
408	Select Medical Holdings Corp.(a)	6,585
228	The Ensign Group, Inc.	9,968
868	UnitedHealth Group, Inc.	264,611
54	Universal Health Services, Inc., Class B	5,694
		542,692
Health Care Technology (0.2%)
370	Computer Programs & System, Inc.	8,184

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Technology, continued:
387	Veeva Systems, Inc.(a)	$84,703
		92,887
Hotels, Restaurants & Leisure (1.0%)
643	Bloomin' Brands, Inc.	7,337
636	Darden Restaurants, Inc.	48,883
393	Dunkin' Brands Group, Inc.	25,101
929	Hilton Worldwide Holdings, Inc.	73,679
100	Hyatt Hotels Corp., Class A	5,509
161	Marriott International, Inc., Class A	14,249
535	McDonald's Corp.	99,681
2,304	Starbucks Corp.	179,688
110	Yum! Brands, Inc.	9,870
		463,997
Household Durables (0.1%)
356	Garmin, Ltd.	32,101
Household Products (1.3%)
344	Central Garden & Pet Co.(a)	12,621
559	Church & Dwight Co., Inc.	41,964
1,056	Colgate-Palmolive Co.	76,380
214	Kimberly-Clark Corp.	30,268
834	The Clorox Co.	172,013
2,142	The Procter & Gamble Co.	248,301
		581,547
Independent Power and Renewable Electricity Producers (0.0%^)
926	AES Corp.	11,566
Industrial Conglomerates (0.7%)
1,140	3M Co.	178,342
61	Carlisle Cos., Inc.	7,311
1,021	General Electric Co.	6,708
787	Honeywell International, Inc.	114,784
34	Roper Technologies, Inc.	13,389
		320,534
Insurance (1.3%)
462	Aflac, Inc.	16,849
227	AON PLC, Class A	44,708
121	Arthur J. Gallagher & Co.	11,408
524	Assured Guaranty, Ltd.	13,587
174	Athene Holdings, Ltd., Class A(a)	5,027
1,035	Brighthouse Financial, Inc.(a)	30,750
566	Brown & Brown, Inc.	22,753
285	Chubb, Ltd.	34,752
219	Cincinnati Financial Corp.	12,910
118	Erie Indemnity Co., Class A	21,268
1,821	FNF Group	58,090
190	Lincoln National Corp.	7,207
408	Marsh & McLennan Cos., Inc.	43,215
453	National General Holdings Corp.	9,196
327	Prudential Financial, Inc.	19,934
688	The Allstate Corp.	67,293
285	The Hanover Insurance Group, Inc.	28,600
1,272	The Hartford Financial Services Group, Inc.	48,705
911	The Progressive Corp.	70,766
164	Travelers Companies, Inc.	17,545
429	Universal Insurance Holdings, Inc.	7,662
3,097	Unum Group	46,920
76	Willis Towers Watson PLC	15,420
		654,565
Interactive Media & Services (1.5%)
115	Alphabet, Inc., Class A(a)	164,855
115	Alphabet, Inc., Class C(a)	164,326
311	Cargurus, Inc.(a)	8,080

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Interactive Media & Services, continued:
1,096	Facebook, Inc., Class A(a)	$246,698
45	IAC/InterActiveCorp.(a)	12,167
476	Match Group, Inc.(a)	42,383
417	TripAdvisor, Inc.	8,040
374	Twitter, Inc.(a)	11,583
245	Yelp, Inc.(a)	5,326
		663,458
Internet & Direct Marketing Retail (1.2%)
187	Amazon.com, Inc.(a)	456,723
33	Booking Holdings, Inc.(a)	54,101
581	eBay, Inc.	26,459
183	Etsy, Inc.(a)	14,819
		552,102
IT Services (3.5%)
587	Accenture PLC, Class A	118,351
345	Automatic Data Processing, Inc.	50,539
433	Booz Allen Hamilton Holding Corp.	34,536
191	Broadridge Financial Solutions, Inc.	23,130
286	Cognizant Technology Solutions Corp., Class A	15,158
194	CoreLogic, Inc.	9,615
224	CSG Systems International, Inc.	10,606
137	Fidelity National Information Services, Inc.	19,020
1,553	Fiserv, Inc.(a)	165,814
56	FleetCor Technologies, Inc.(a)	13,652
392	Global Payments, Inc.	70,360
647	Hackett Group, Inc. (The)	8,922
589	International Business Machine Corp.	73,566
99	Jack Henry & Associates, Inc.	17,905
138	Leidos Holdings, Inc.	14,530
952	MasterCard, Inc., Class A	286,447
364	Paychex, Inc.	26,310
720	Paypal Holdings, Inc.(a)	111,607
551	The Western Union Co.	11,031
263	TTEC Holdings, Inc.	11,141
966	VeriSign, Inc.(a)	211,564
1,395	Visa, Inc., Class A	272,360
		1,576,164
Leisure Products (0.1%)
295	Hasbro, Inc.	21,685
317	YETI Holdings, Inc.(a)	10,176
		31,861
Life Sciences Tools & Services (1.1%)
1,540	Agilent Technologies, Inc.	135,735
29	Bio-Techne Corp.	7,679
194	Charles River Laboratories International, Inc.(a)	34,854
31	Illumina, Inc.(a)	11,255
284	Iqvia Holdings, Inc.(a)	42,464
99	Mettler-Toledo International, Inc.(a)	78,705
83	PRA Health Sciences, Inc.(a)	8,591
346	Thermo Fisher Scientific, Inc.	120,820
204	Waters Corp.(a)	40,769
		480,872
Machinery (0.8%)
1,771	Allison Transmission Holdings, Inc.	66,802
190	DMC Global, Inc.	5,425
846	Fortive Corp.	51,589
434	Graco, Inc.	20,923
1,472	Hillenbrand, Inc.	37,889
236	IDEX Corp.	37,611

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Machinery, continued:
320	Illinois Tool Works, Inc.	$55,187
108	ITT, Inc.	6,232
473	Meritor, Inc.(a)	9,640
173	PACCAR, Inc.	12,778
444	The Timken Co.	18,888
357	The Toro Co.	25,372
		348,336
Media (0.3%)
892	AMC Networks, Inc., Class A(a)	25,218
1,119	Comcast Corp., Class A	44,313
1,170	Discovery, Inc., Class C(a)	22,920
155	GCI Liberty, Inc., Class A(a)	10,724
576	Gray Television, Inc.(a)	8,029
582	Msg Networks, Inc., Class A(a)	7,205
128	Omnicom Group, Inc.	7,013
344	TechTarget, Inc.(a)	9,457
688	TEGNA, Inc.	8,063
		142,942
Metals & Mining (0.1%)
394	Reliance Steel & Aluminum Co.	38,217
425	Schnitzer Steel Industries, Inc.	6,673
862	Steel Dynamics, Inc.	22,895
		67,785
Mortgage Real Estate Investment Trusts (0.0%^)
1,223	AGNC Investment Corp.	15,826
Multiline Retail (0.2%)
462	Dollar General Corp.	88,477
148	Target Corp.	18,105
		106,582
Multi-Utilities (0.4%)
113	Black Hills Corp.	6,973
713	CenterPoint Energy, Inc.	12,677
132	Consolidated Edison, Inc.	9,908
75	DTE Energy Co.	8,068
436	MDU Resources Group, Inc.	9,487
117	NorthWestern Corp.	7,034
699	Public Service Enterprise Group, Inc.	35,677
212	Sempra Energy	26,778
547	WEC Energy Group, Inc.	50,176
		166,778
Oil, Gas & Consumable Fuels (0.6%)
1,518	Cabot Oil & Gas Corp.	30,117
587	Chevron Corp.	53,829
376	ConocoPhillips	15,860
513	CVR Energy, Inc.	10,465
741	Delek US Holdings, Inc.	14,575
462	Diamondback Energy, Inc.	19,672
962	Exxon Mobil Corp.	43,742
374	HollyFrontier Corp.	11,762
402	ONEOK, Inc.	14,749
453	Phillips 66	35,452
247	Pioneer Natural Resources Co.	22,625
249	World Fuel Services Corp.	6,345
		279,193
Personal Products (0.1%)
115	Medifast, Inc.	11,769
132	The Estee Lauder Cos., Inc., Class A	26,066
133	USANA Health Sciences, Inc.(a)	11,268
		49,103
Pharmaceuticals (2.8%)
2,316	Bristol-Myers Squibb Co.	138,312
367	Elanco Animal Health, Inc.(a)	7,857

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Pharmaceuticals, continued:
216	Eli Lilly & Co.	$33,037
712	Innoviva, Inc.(a)	9,947
3,520	Johnson & Johnson	523,600
2,560	Merck & Co., Inc.	206,643
6,350	Pfizer, Inc.	242,507
898	Zoetis, Inc.	125,172
		1,287,075
Professional Services (0.1%)
330	Kforce, Inc.	9,966
150	ManpowerGroup, Inc.	10,371
236	Robert Half International, Inc.	11,975
101	Verisk Analytics, Inc., Class A	17,440
		49,752
Real Estate Management & Development (0.1%)
158	Cto Realty Growth, Inc.	6,601
317	Re/MAX Holdings, Inc.	8,873
474	The RMR Group, Inc., Class A	12,779
		28,253
Road & Rail (0.3%)
396	Old Dominion Freight Line, Inc.	67,752
403	Union Pacific Corp.	68,453
		136,205
Semiconductors & Semiconductor Equipment (2.1%)
907	Advanced Micro Devices, Inc.(a)	48,797
256	Applied Materials, Inc.	14,382
377	Broadcom, Inc.	109,809
146	Cirrus Logic, Inc.(a)	10,582
228	Diodes, Inc.(a)	11,090
1,200	Intel Corp.	75,516
94	KLA-Tencor Corp.	16,540
678	Lam Research Corp.	185,549
962	Maxim Integrated Products, Inc.	55,488
1,010	Micron Technology, Inc.(a)	48,389
121	NVIDIA Corp.	42,957
451	Qorvo, Inc.(a)	47,238
516	QUALCOMM, Inc.	41,734
643	Skyworks Solutions, Inc.	76,221
1,197	Texas Instruments, Inc.	142,132
297	Xilinx, Inc.	27,309
		953,733
Software (4.2%)
535	Adobe, Inc.(a)	206,831
212	Alarm.com Holdings, Inc.(a)	10,025
184	Aspen Technology, Inc.(a)	19,438
1,493	Cadence Design Systems, Inc.(a)	136,296
475	Citrix Systems, Inc.	70,357
97	Fair Isaac Corp.(a)	39,057
393	Fortinet, Inc.(a)	54,706
537	Intuit, Inc.	155,902
491	Manhattan Associates, Inc.(a)	43,404
5,695	Microsoft Corp.	1,043,608
442	NortonLifeLock, Inc.	10,069
1,346	Oracle Corp.	72,374
285	Progress Software Corp.	11,514
32	Proofpoint, Inc.(a)	3,721
126	Qualys, Inc.(a)	14,530
332	Salesforce.com, Inc.(a)	58,030
		1,949,862
Specialty Retail (1.3%)
18	AutoZone, Inc.(a)	20,661
477	Best Buy Co., Inc.	37,249
71	Burlington Stores, Inc.(a)	14,887

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Specialty Retail, continued:
514	Lowe's Cos., Inc.	$67,000
215	O'Reilly Automotive, Inc.(a)	89,707
472	Ross Stores, Inc.	45,765
398	Shoe Carnival, Inc.	10,344
202	Sleep Number Corp.(a)	6,296
1,041	The Home Depot, Inc.	258,667
764	The TJX Cos., Inc.	40,309
61	Ulta Beauty, Inc.(a)	14,885
46	Winmark Corp.	6,618
		612,388
Technology Hardware, Storage & Peripherals (2.4%)
3,396	Apple, Inc.	1,079,725
965	HP, Inc.	14,610
180	NetApp, Inc.	8,017
		1,102,352
Textiles, Apparel & Luxury Goods (0.3%)
53	Deckers Outdoor Corp.(a)	9,674
858	NIKE, Inc., Class B	84,582
154	Oxford Industries, Inc.	6,563
627	VF Corp.	35,175
		135,994
Thrifts & Mortgage Finance (0.0%^)
708	New York Community Bancorp, Inc.	7,115
384	Radian Group, Inc.	6,098
		13,213
Tobacco (0.2%)
1,647	Altria Group, Inc.	64,316
254	Philip Morris International, Inc.	18,633
		82,949
Trading Companies & Distributors (0.3%)
695	Fastenal Co.	28,676
1,660	H&E Equipment Services, Inc.	28,452
1,230	HD Supply Holdings, Inc.(a)	39,003
210	MSC Industrial Direct Co., Inc., Class A	14,561
71	Watsco, Inc.	12,632
		123,324
Water Utilities (0.1%)
107	American States Water Co.	8,775
153	American Water Works Co., Inc.	19,431
994	Consolidated Water Co., Ltd.	14,741
704	Pure Cycle Corp.(a)	7,153
		50,100
Wireless Telecommunication Services (0.1%)
657	Telephone & Data Systems, Inc.	13,462
247	T-Mobile US, Inc.(a)	24,710
		38,172
Total Common Stocks		23,051,882

Asset Backed Securities (2.8%)
$188,250	AccessLex Institute, Series 2007-1, Class C, 1.39% (US0003M + 40 bps), 10/25/35*	160,897
79,847	Exeter Automobiles Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22*(b)	80,006
215,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46*(b)	210,948
70,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45*(b)	71,028
136,206	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.58%, 12/25/33*(c)	136,998

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$210,000	SLM Student Loan Trust, Series 2012-7, Class B, 1.97% (US0001M + 180 bps), 9/25/43*	$180,409
197,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(b)	202,527
78,500	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51	80,250
146,625	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(b)	148,253
Total Asset Backed Securities		1,271,316

Mortgage Backed Securities† (10.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
174,440	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.35%, 4/25/37*(c)	141,332
1,576	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33*	1,570
		142,902
Alt-A - Fixed Rate Mortgage Backed Securities (1.2%)
44,990	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	42,588
59,140	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	57,110
22,765	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	17,084
17,224	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	16,233
10,495	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	7,740
17,947	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	18,459
70,445	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.12%, 6/25/36*(c)	65,980
4,562	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	4,789
30,541	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	31,831
78,314	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	80,495
24,921	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(c)	25,135
16,787	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(c)	11,698
144,173	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(c)	48,785
9,233	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	8,513
59,563	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	48,525

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$37,021	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	$23,696
35,271	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	33,727
		542,388
Prime Adjustable Rate Mortgage Backed Securities (0.0%^)
8,271	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.91%, 9/25/34*(c)	7,560
7,720	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.98%, 7/25/37*(c)	6,578
		14,138
Prime Fixed Mortgage Backed Securities (1.6%)
183,763	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 9/25/35*(c)	127,693
19,620	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	17,889
31,628	CHL Mortgage Pass-Through Trust 2005-22, Series 2005-22, Class 2A1, 3.56%, 11/25/35*(c)	27,767
11,353	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.48%, 5/25/35*(c)	10,919
86,494	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	92,396
106,787	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, 7/27/48*(b)(c)	107,276
26,457	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	26,307
30,661	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	20,058
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	39,534
24,281	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	10,818
167,335	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(b)(c)	167,736
60,738	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56*(b)(c)	61,932
13,630	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	13,833
15,025	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	15,695
420	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	440
		740,293
Subprime Mortgage Backed Securities (0.7%)
107,136	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	109,895

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$64,449	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	$66,265
124,164	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	128,157
		304,317
U.S. Government Agency Mortgage Backed Securities (7.1%)
63,643	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	61,921
39,449	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	39,811
69,374	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	70,646
132,597	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	136,972
128,050	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	130,083
178,167	Fannie Mae, Series 2011-146, Class HE, 2.50%, 10/25/41	185,643
8,553	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	8,649
100,400	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	105,555
189,068	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	204,424
104,941	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	110,875
34,620	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	36,891
1,705	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	1,705
108,355	Fannie Mae, Series 2015-46, Class MD, 3.00%, 5/25/43	110,899
108,668	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	115,214
133,079	Fannie Mae, Series 18-70, Class KA, 3.50%, 3/25/43	134,578
208,089	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	236,119
187,784	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(c)	215,926
23,402	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	25,295
12,998	Fannie Mae, 4.50%, 4/1/35, Pool #814522	14,276
12,887	Fannie Mae, 5.50%, 10/1/35, Pool #838584	14,191
1,092	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,238
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	3,406
37,023	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	37,202
52,922	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	54,095
90,193	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	93,233
85,872	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	89,538
106,204	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	113,177

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$78,031	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	$82,600
99,826	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	102,225
150,594	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	159,104
9,165	Freddie Mac, 3.65% (H15T1Y + 172 bps), 6/1/28, Pool #605508	9,260
1,136	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,323
9,499	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	10,025
30,104	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	30,837
10,648	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	10,759
71,450	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	73,186
210,713	Government National Mortgage Assoc., Series 2020-5, Class PE, 3.00%, 9/20/49	216,133
141,676	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	148,067
689	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	758
37,311	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	40,620
4,434	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	4,908
		3,241,367
Total Mortgage Backed Securities		4,985,405

Corporate Bonds (13.0%)
Banks (1.5%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	467,211
250,000	Wells Fargo & Co., 3.00%, 10/23/26	266,623
		733,834
Beverages (0.9%)
200,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100 *	217,789
155,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *	176,588
		394,377
Capital Markets (0.8%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	269,474
185,070	Preferred Term Securities XX, Class B2, 1.19% (US0003M + 45 bps), 3/22/38, Callable 7/7/20 @ 100 *(b)	112,893
		382,367
Consumer Finance (0.4%)
200,000	Toyota Motor Credit Corp., 1.35%, 8/25/23, MTN	201,848
Diversified Financial Services (1.1%)
325,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	341,511

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services, continued:
$160,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100, MTN *	$175,847
		517,358
Diversified Telecommunication Services (1.0%)
130,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	140,369
270,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100 *	330,042
		470,411
Electric Utilities (1.0%)
210,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	225,160
200,000	Southern California Edison Co., 3.50%, 10/1/23, Callable 7/1/23 @ 100 *	211,898
		437,058
Entertainment (0.3%)
155,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	157,053
Food Products (1.1%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	194,316
250,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100 *	296,955
		491,271
Health Care Providers & Services (1.4%)
225,000	Advocate Health & Hospitals Corp., 2.21%, 6/15/30, Callable 3/15/30 @ 100 *	228,652
215,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	218,883
180,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	200,929
		648,464
Hotels, Restaurants & Leisure (0.3%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	70,550
55,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	57,819
		128,369
Industrial Conglomerates (0.5%)
230,000	General Electric Co., 3.10%, 1/9/23	236,989
Insurance (0.5%)
200,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	207,664
Media (0.5%)
185,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100 *	206,176
Semiconductors & Semiconductor Equipment (0.5%)
130,000	Applied Materials, Inc., 1.75%, 6/1/30, Callable 3/1/30 @ 100 *	129,739
70,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	77,489
		207,228
Specialty Retail (0.6%)
220,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	264,794

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Technology Hardware, Storage & Peripherals (0.6%)
$225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	$253,893
Total Corporate Bonds		5,939,154

Taxable Municipal Bonds (5.1%)
Illinois (0.3%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds Revenue, 6.29%, 1/1/21, Continuously Callable @100	150,513
Michigan (1.1%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	262,313
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	218,492
		480,805
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	100,354
New York (0.5%)
225,000	New York City Housing Development Corp. Revenue, Class L, 2.79%, 5/1/28, Continuously Callable @100	234,954
Ohio (0.8%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	352,846
Rhode Island (0.5%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	238,302
Texas (0.9%)
360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Continuously Callable @100	377,691
Utah (0.5%)
250,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @100	239,740
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	143,032
Total Taxable Municipal Bonds		2,318,237

U.S. Government Agency Securities (0.8%)
Federal Farm Credit Bank
200,000	1.35%, 4/21/26, Callable 7/21/20 @ 100 *	199,999
Freddie Mac
152,923	Series 4683, 3.00%, 4/15/46	156,302
3,196	Series 2302, 6.50%, 4/15/31	3,564
		159,866
Total U.S. Government Agency Securities		359,865

U.S. Treasury Obligations (8.2%)
U.S. Treasury Bonds
1,028,000	2.25%, 8/15/46	1,219,063

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$1,342,000	1.38%, 10/15/22	$1,380,006
747,000	2.00%, 4/30/24	798,123
304,000	2.25%, 2/15/27	339,720
		2,517,849
Total U.S. Treasury Obligations		3,736,912

Investment Companies (6.2%)
1,662	iShares Iboxx $ Investment Grade Corporate Bond ETF	219,417
17,502	iShares MSCI EAFE Index Fund ETF	1,043,820
21,570	iShares MSCI Emerging Markets Index Fund ETF	813,836
20,945	iShares Silver Trust	348,944
2,430	SPDR Gold Shares	395,871
Total Investment Companies		2,821,888

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (2.2%)
705,509	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(d)	$705,509
52,409	Cavanal Hill World Energy Fund, Institutional Shares	309,472
Total Investment in Affiliates		1,014,981

Total Investments (Cost $36,654,701) - 99.7%		45,499,640
Other assets in excess of liabilities — 0.3%		114,883
Net Assets - 100.0%		$45,614,523

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2020.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q-SBLF	Qualified School Bond Loan Fund
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks (94.3%)
Aerospace & Defense (1.5%)
61	L3Harris Technologies, Inc.	$12,166
122	Spirit AeroSystems Holdings, Inc., Class A	2,644
		14,810
Auto Components (1.8%)
206	BorgWarner, Inc.	6,623
267	Gentex Corp.	7,059
39	Lear Corp.	4,136
		17,818
Banks (2.6%)
284	CIT Group, Inc.	5,152
113	Commerce Bancshares, Inc.	7,201
90	East West Bancorp, Inc.	3,146
25	SVB Financial Group(a)	5,369
102	Western Alliance Bancorp	3,891
		24,759
Biotechnology (1.6%)
230	Exelixis, Inc.(a)	5,683
58	Incyte Corp.(a)	5,911
32	Neurocrine Biosciences, Inc.(a)	3,992
		15,586
Building Products (1.4%)
74	Allegion PLC	7,378
27	Lennox International, Inc.	5,774
		13,152
Capital Markets (3.4%)
100	LPL Financial Holdings, Inc.	7,139
48	MSCI, Inc., Class A	15,785
63	Nasdaq, Inc.	7,463
51	SEI Investments Co.	2,765
		33,152
Chemicals (0.4%)
170	Axalta Coating Systems, Ltd.(a)	3,929
Commercial Services & Supplies (1.8%)
60	Cintas Corp.	14,878
61	IAA, Inc.(a)	2,501
		17,379
Communications Equipment (1.0%)
43	Arista Networks, Inc.(a)	10,039
Consumer Finance (2.1%)
8	Credit Acceptance Corp.(a)	2,959
600	Navient Corp.	4,464
188	Onemain Holdings, Inc.	4,386
407	Synchrony Financial	8,290
		20,099
Containers & Packaging (2.2%)
33	AptarGroup, Inc.	3,676
162	Berry Global Group, Inc.(a)	7,275
104	Packaging Corp. of America	10,547
		21,498
Distributors (0.6%)
21	Pool Corp.	5,649
Diversified Consumer Services (0.9%)
33	Bright Horizons Family Solutions, Inc.(a)	3,692
140	ServiceMaster Global Holdings, Inc.(a)	4,606
		8,298
Diversified Financial Services (0.6%)
128	Voya Financial, Inc.	5,766
Electric Utilities (1.5%)
228	OGE Energy Corp.	7,141
278	PPL Corp.	7,767
		14,908

Shares	Security Description	Value

Common Stocks, continued:
Electrical Equipment (0.8%)
37	Acuity Brands, Inc.	$3,188
52	Regal-Beloit Corp.	4,136
		7,324
Electronic Equipment, Instruments & Components (1.4%)
126	CDW Corp.	13,975
Equity Real Estate Investment Trusts (9.5%)
446	American Homes 4 Rent, Class A	11,256
77	Apartment Investment & Management Co.	2,839
224	Columbia Property Trust, Inc.	2,852
172	Corporate Office Properties Trust	4,295
373	CubeSmart	10,616
92	Douglas Emmett, Inc.	2,701
345	Duke Realty Corp.	11,895
131	Equity LifeStyle Properties, Inc.	8,161
134	Extra Space Storage, Inc.	12,964
441	Host Hotels & Resorts, Inc.	5,266
63	JBG SMITH Properties	1,873
61	Lamar Advertising Co.	4,044
367	Park Hotels & Resorts, Inc.	3,608
84	SL Green Realty Corp.	3,538
101	Welltower, Inc.	5,118
		91,026
Food Products (3.4%)
247	Hormel Foods Corp.	12,062
109	Ingredion, Inc.	9,181
39	Kellogg Co.	2,547
52	Lamb Weston Holdings, Inc.	3,123
96	Tyson Foods, Inc., Class A	5,898
		32,811
Gas Utilities (0.7%)
199	UGI Corp.	6,336
Health Care Equipment & Supplies (5.0%)
26	Align Technology, Inc.(a)	6,386
90	Hill-Rom Holdings, Inc.	9,150
208	Hologic, Inc.(a)	11,024
33	IDEXX Laboratories, Inc.(a)	10,193
33	Teleflex, Inc.	11,975
		48,728
Health Care Providers & Services (1.9%)
72	Centene Corp.(a)	4,770
15	Chemed Corp.	7,177
36	Molina Healthcare, Inc.(a)	6,690
		18,637
Health Care Technology (1.6%)
71	Veeva Systems, Inc.(a)	15,540
Hotels, Restaurants & Leisure (2.5%)
77	Darden Restaurants, Inc.	5,918
41	Dunkin' Brands Group, Inc.	2,619
201	Hilton Worldwide Holdings, Inc.	15,941
		24,478
Household Products (1.6%)
87	Church & Dwight Co., Inc.	6,531
43	The Clorox Co.	8,869
		15,400
Independent Power and Renewable Electricity Producers (0.3%)
200	AES Corp.	2,498
Insurance (4.3%)
113	Assured Guaranty, Ltd.	2,930
224	Brighthouse Financial, Inc.(a)	6,655
47	Cincinnati Financial Corp.	2,771
26	Erie Indemnity Co., Class A	4,686
228	FNF Group	7,273
43	The Hanover Insurance Group, Inc.	4,315

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Insurance, continued:
138	The Hartford Financial Services Group, Inc.	$5,284
542	Unum Group	8,212
		42,126
Interactive Media & Services (0.9%)
74	Match Group, Inc.(a)	6,589
81	Twitter, Inc.(a)	2,509
		9,098
Internet & Direct Marketing Retail (0.3%)
39	Etsy, Inc.(a)	3,158
IT Services (6.1%)
225	Fiserv, Inc.(a)	24,022
85	Global Payments, Inc.	15,257
92	VeriSign, Inc.(a)	20,149
		59,428
Leisure Products (0.5%)
64	Hasbro, Inc.	4,705
Life Sciences Tools & Services (3.9%)
218	Agilent Technologies, Inc.	19,214
25	Charles River Laboratories International, Inc.(a)	4,492
9	Mettler-Toledo International, Inc.(a)	7,155
36	Waters Corp.(a)	7,195
		38,056
Machinery (2.7%)
264	Allison Transmission Holdings, Inc.	9,958
94	Graco, Inc.	4,532
14	IDEX Corp.	2,231
96	The Timken Co.	4,084
77	The Toro Co.	5,472
		26,277
Media (1.0%)
154	AMC Networks, Inc., Class A(a)	4,354
253	Discovery, Inc., Class C(a)	4,956
		9,310
Metals & Mining (1.1%)
55	Reliance Steel & Aluminum Co.	5,335
186	Steel Dynamics, Inc.	4,940
		10,275
Mortgage Real Estate Investment Trusts (0.4%)
264	AGNC Investment Corp.	3,416
Multiline Retail (0.8%)
41	Dollar General Corp.	7,852
Multi-Utilities (2.1%)
94	MDU Resources Group, Inc.	2,045
116	Public Service Enterprise Group, Inc.	5,921
46	Sempra Energy	5,810
75	WEC Energy Group, Inc.	6,880
		20,656

Shares	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels (0.7%)
194	Cabot Oil & Gas Corp.	$3,849
87	ONEOK, Inc.	3,192
		7,041
Professional Services (0.3%)
51	Robert Half International, Inc.	2,588
Road & Rail (1.5%)
85	Old Dominion Freight Line, Inc.	14,543
Semiconductors & Semiconductor Equipment (5.6%)
109	Advanced Micro Devices, Inc.(a)	5,864
84	Lam Research Corp.	22,989
116	Maxim Integrated Products, Inc.	6,691
69	Qorvo, Inc.(a)	7,227
52	Skyworks Solutions, Inc.	6,164
54	Xilinx, Inc.	4,965
		53,900
Software (6.3%)
40	Aspen Technology, Inc.(a)	4,226
237	Cadence Design Systems, Inc.(a)	21,635
72	Citrix Systems, Inc.	10,665
19	Fair Isaac Corp.(a)	7,650
62	Fortinet, Inc.(a)	8,630
63	Manhattan Associates, Inc.(a)	5,569
96	NortonLifeLock, Inc.	2,187
		60,562
Specialty Retail (1.9%)
4	AutoZone, Inc.(a)	4,591
15	Burlington Stores, Inc.(a)	3,145
19	O'Reilly Automotive, Inc.(a)	7,928
13	Ulta Beauty, Inc.(a)	3,172
		18,836
Trading Companies & Distributors (1.1%)
162	HD Supply Holdings, Inc.(a)	5,137
45	MSC Industrial Direct Co., Inc., Class A	3,120
15	Watsco, Inc.	2,669
		10,926
Water Utilities (0.4%)
33	American Water Works Co., Inc.	4,191
Wireless Telecommunication Services (0.3%)
142	Telephone & Data Systems, Inc.	2,910
Total Common Stocks		913,449

Investment in Affiliates (3.4%)
33,386	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(b)	33,386
Total Investment in Affiliates		33,386

Total Investments (Cost $875,737) - 97.7%		946,835
Other assets in excess of liabilities — 2.3%		22,438
Net Assets - 100.0%		$969,273

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (73.7%)
Banks (2.4%)
7,500	JPMorgan Chase & Co.	$729,825
Biotechnology (7.1%)
7,720	AbbVie, Inc.	715,412
3,201	BioMarin Pharmaceutical, Inc.(a)	341,067
9,300	Exact Sciences Corp.(a)	798,683
2,510	Sarepta Therapeutics, Inc.(a)	382,198
		2,237,360
Commercial Services & Supplies (4.5%)
19,192	Advanced Disposal Services, Inc., Class I(a)	598,407
91,017	Covanta Holding Corp.	819,153
		1,417,560
Communications Equipment (5.6%)
18,930	Acacia Communications, Inc.(a)	1,277,774
10,590	Cisco Systems, Inc.	506,414
		1,784,188
Diversified Telecommunication Services (2.2%)
22,791	AT&T, Inc.	703,330
Electric Utilities (3.1%)
4,050	American Electric Power Co., Inc.	345,262
3,740	Duke Energy Corp.	320,256
4,235	Pinnacle West Capital Corp.	329,907
		995,425
Electronic Equipment, Instruments & Components (2.1%)
6,220	Keysight Technologies, Inc.(a)	672,569
Entertainment (3.8%)
1,245	NetEase, Inc. ADR	476,711
6,225	The Walt Disney Co.	730,193
		1,206,904
Equity Real Estate Investment Trusts (1.4%)
6,845	Lamar Advertising Co.	453,824
Food & Staples Retailing (1.6%)
3,100	Casey's General Stores, Inc.	495,163
Health Care Equipment & Supplies (1.4%)
4,355	Hill-Rom Holdings, Inc.	442,773
Hotels, Restaurants & Leisure (6.5%)
3,115	Cracker Barrel Old Country Store Inc	333,710
11,810	Restaurant Brands International, Inc.	644,354
19,930	Six Flags Entertainment Corp.	457,991
8,100	Starbucks Corp.	631,718
		2,067,773
Household Durables (1.6%)
5,595	Garmin, Ltd.	504,501
Interactive Media & Services (4.6%)
2,175	IAC/InterActiveCorp.(a)	588,054
19,870	Pinterest, Inc., Class A(a)	403,162
25,525	Snap, Inc., Class A(a)	483,444
		1,474,660
Internet & Direct Marketing Retail (3.5%)
265	Amazon.com, Inc.(a)	647,228
5,920	Expedia Group, Inc.	470,522
		1,117,750
IT Services (4.1%)
4,055	Accenture PLC, Class A	817,569
6,230	GoDaddy, Inc.(a)	481,268
		1,298,837
Oil, Gas & Consumable Fuels (3.3%)
8,100	Diamondback Energy, Inc.	344,898
4,730	Phillips 66	370,170

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
3,610	Pioneer Natural Resources Co.	$330,676
		1,045,744
Pharmaceuticals (2.3%)
143,221	MediWound, Ltd.(a)	293,603
5,605	Merck & Co., Inc.	452,436
		746,039
Semiconductors & Semiconductor Equipment (3.9%)
2,200	Lam Research Corp.	602,074
6,580	NXP Semiconductors NV	632,338
		1,234,412
Software (3.3%)
6,225	Elastic NV(a)	534,852
1,900	Ringcentral, Inc.(a)	521,075
		1,055,927
Specialty Retail (2.1%)
3,420	Ross Stores, Inc.	331,603
6,220	The TJX Cos., Inc.	328,167
		659,770
Textiles, Apparel & Luxury Goods (3.3%)
2,005	Lululemon Athletica, Inc.(a)	601,690
8,085	VF Corp.	453,569
		1,055,259
Total Common Stocks		23,399,593

Convertible Preferred Stocks (2.2%)
Household Products (2.2%)
7,372	Energizer Holdings, Inc., Series A, 1.28%,	689,945
Total Convertible Preferred Stocks		689,945

Mortgage Backed Securities† (2.5%)
Prime Fixed Mortgage Backed Securities (2.5%)
778,325	Onslow Bay Financial LLC, Series 2018-EXP2, 1A1, 4.00%, 7/25/58*(b)(c)	788,777
Total Mortgage Backed Securities		788,777

Corporate Bonds (11.7%)
Diversified Financial Services (2.7%)
858,000	BP Capital Markets America, Inc., 4.50%, 10/1/20	868,044
Machinery (2.6%)
792,000	Wabtec Corp., 4.70%, 9/15/28, Callable 6/15/28 @ 100 *	830,896
Oil, Gas & Consumable Fuels (2.1%)
620,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100 *	671,614
Semiconductors & Semiconductor Equipment (4.3%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100 *	1,363,805
Total Corporate Bonds		3,734,359

Investment Companies (3.6%)
29,900	iShares Silver Trust	498,134
3,970	SPDR Gold Shares	646,753
Total Investment Companies		1,144,887

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (6.1%)
1,931,434	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(d)	$1,931,434
Total Investment in Affiliates		1,931,434

Shares or Principal Amount	Security Description	Value

Total Investments (Cost $30,451,393) - 99.8%		$31,688,995
Other assets in excess of liabilities — 0.2%		63,507
Net Assets - 100%		$31,752,502

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

May 31, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (90.2%)
Auto Components (2.0%)
3,500	Aptiv PLC	$263,725
Chemicals (2.0%)
3,500	Albemarle Corp.	267,820
Commercial Services & Supplies (3.3%)
50,000	Covanta Holding Corp.	450,000
Electric Utilities (0.8%)
42	ALLETE, Inc.	2,467
22	American Electric Power Co., Inc.	1,876
284	Duke Energy Corp.	24,319
31	Evergy, Inc.	1,912
62	Fortis, Inc.	2,378
198	NextEra Energy, Inc.	50,600
30	Otter Tail Corp.	1,287
25	Pinnacle West Capital Corp.	1,948
399	The Southern Co.	22,771
		109,558
Electrical Equipment (6.2%)
25,000	Bloom Energy Corp., Class A(a)	200,750
13,000	TPI Composites, Inc.(a)	269,750
11,000	Vestas Wind Systems A/S ADR	373,560
		844,060
Energy Equipment & Services (4.6%)
27,000	Baker Hughes Co.	445,770
948	Halliburton Co.	11,139
343	Helmerich & Payne, Inc.	6,905
2,629	Schlumberger, Ltd.	48,558
8,378	Tenaris SA ADR	106,065
		618,437
Gas Utilities (0.1%)
45	Atmos Energy Corp.	4,624
20	Chesapeake Utilities Corp.	1,807
49	National Fuel & Gas Co.	2,057
30	Northwest Natural Holding Co.	1,923
27	Southwest Gas Holdings, Inc.	2,051
		12,462
Independent Power and Renewable Electricity Producers (0.1%)
169	AES Corp.	2,111
152	Atlantica Yield PLC	3,982
107	NRG Energy, Inc.	3,857
63	Ormat Technologies, Inc.	4,587
70	Sunnova Energy International, Inc.(a)	1,050
124	Vistra Energy Corp.	2,535
		18,122
Multi-Utilities (1.2%)
19	Consolidated Edison, Inc.	1,426
729	Dominion Resources, Inc.	61,972
32	DTE Energy Co.	3,442
259	MDU Resources Group, Inc.	5,636
869	National Grid PLC ADR	49,637
275	Sempra Energy	34,735
27	WEC Energy Group, Inc.	2,477
		159,325
Oil, Gas & Consumable Fuels (60.1%)
15,572	BP PLC ADR	360,336

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
3,965	Chevron Corp.	$363,591
65	CNOOC, Ltd. ADR	7,418
13,161	ConocoPhillips	555,131
7,500	Diamondback Energy, Inc.	319,350
15,208	Enbridge, Inc.	493,500
9,084	EOG Resources, Inc.	463,011
4,374	Exxon Mobil Corp.	198,886
13,000	HollyFrontier Corp.	408,850
1,367	Kinder Morgan, Inc.	21,599
50,000	Magnolia Oil&Gas Corp., Class A(a)	277,500
20,680	Marathon Petroleum Corp.	726,694
12,663	ONEOK, Inc.	464,605
40,000	Parsley Energy, Inc., Class A	365,600
8,362	Pembina Pipeline Corp.	209,301
6,910	Phillips 66	540,777
5,000	Pioneer Natural Resources Co.	458,000
1,027	Royal Dutch Shell PLC ADR, Class A	32,813
9,821	TC Energy Corp.	442,043
13,020	TOTAL SA ADR	489,292
8,456	Valero Energy Corp.	563,508
65,000	WPX Energy, Inc.(a)	368,550
		8,130,355
Semiconductors & Semiconductor Equipment (7.7%)
9,000	First Solar, Inc.(a)	419,580
18,000	Infineon Technologies AG ADR	381,420
2,500	NXP Semiconductors NV	240,250
		1,041,250
Water Utilities (2.1%)
237	American States Water Co.	19,436
1,142	American Water Works Co., Inc.	145,034
2,597	Essential Utilities, Inc.	113,645
24	Middlesex Water Co.	1,629
35	SJW Group	2,199
		281,943
Total Common Stocks		12,197,057

Corporate Bonds (7.1%)
Diversified Financial Services (1.9%)
250,000	Total Capital International SA, 2.75%, 6/19/21	255,245
Oil, Gas & Consumable Fuels (5.2%)
250,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 7/6/20 @ 105 *	80,000
200,000	Equinor ASA, 3.15%, 1/23/22	207,167
200,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100 *	207,935
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100 *	211,132
		706,234
Total Corporate Bonds		961,479

Investment in Affiliates (0.5%)
72,397	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.18%(b)	72,397
Total Investment in Affiliates		72,397
Total Investments (Cost $12,428,787) - 97.8%		13,230,933
Other assets in excess of liabilities — 2.2%		301,540
Net Assets - 100%		$13,532,473

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2020

(Unaudited)

The Advisor has determined that 49.0% of the Fund's net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2020 (Unaudited)

1.    Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2020 are identified below:

Security	Acquisition Date(a)	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	08/22/18	$694,593	$694,662	$687,815
Sun Trust Student Loan Trust, Series 2006-1A, B, 1.16%, 10/28/37	5/26/17 and 4/11/18	869,287	947,077	793,169

(a) Acquisition date represents the initial purchase date of the security.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2020 (Unaudited)

2.    Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending May 31, 2020 is noted below:

	Fair Value			Net Change in Unrealized Appreciation/	Fair Value	Shares as of	Dividend	Net Realized
Fund	2/29/20	Purchases	Sales	(Depreciation)	5/31/20	5/31/20	Income	Gains/(Losses)
Limited Duration Fund	$10,828,515	$49,575,020	$(47,317,702)	$-	$13,085,833	13,085,833	$19,068	$-
Moderate Duration Fund	945,381	9,329,329	(8,846,793)	-	1,427,917	1,427,917	2,472	-
Bond Fund	4,779,658	23,723,713	(23,271,176)	-	5,232,195	5,232,195	5,645	-
Strategic Enhanced Yield Fund	1,037,019	9,556,621	(5,933,310)	-	4,660,330	4,660,330	2,164	-
Ultra Short Tax-Free Income Fund	96,421	7,693,194	(6,617,081)	-	1,172,534	1,172,534	322	-
Active Core Fund	1,446,390	6,424,371	(7,165,252)	-	705,509	705,509	1,135	-
Mid Cap Core Equity Fund	43,654	119,534	(129,802)	-	33,386	33,386	46	-
Opportunistic Fund	3,500,000	9,807,642	(11,376,208)	-	1,931,434	1,931,434	2,360	-
World Energy Fund	578,808	4,080,346	(4,586,757)	-	72,397	72,397	652	-
	$23,255,846	$120,309,770	$(115,244,081)	$-	$28,321,535	28,321,535	$33,864	$-

A summary of the Opportunistic Fund’s investment in an affiliated money market fund for the period ending May 31, 2020 is noted below:

	Fair Value			Net Change in Unrealized Appreciation/	Fair Value	Shares as of	Dividend	Net Realized
Fund	2/29/20	Purchases	Sales	(Depreciation)	5/31/20	5/31/20	Income	Gains/(Losses)
U.S. Treasury Fund, Select Shares	$723,120	$7,552,467	$(8,275,587)	$-	$-	-	$597	$-
	$723,120	$7,552,467	$(8,275,587)	$-	$-	-	$597	$-

A summary of the Active Core Fund’s investment in an affiliated fund for the period ending May 31, 2020 is noted below:

	Fair Value			Net Change in Unrealized Appreciation/	Fair Value	Shares as of	Dividend	Net Realized
Fund	2/29/20	Purchases	Sales	(Depreciation)	5/31/20	5/31/20	Income	Gains/(Losses)
World Energy Fund, Institutional Shares	$330,120	$-	$-	$(20,648)	$309,472	52,409	$1,889	$-
	$330,120	$-	$-	$(20,648)	$309,472	52,409	$1,889	$-